[CNI CHARTER FUNDS(SM) LOGO OMITTED](R)

PROSPECTUS DATED OCTOBER 1, 2007

Class A

Multi-Asset Fund

INVESTMENT MANAGER:

City National Asset Management, Inc.
--------------------------------------------------------------------------------

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

MUTUAL FUND SHARES ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENTAL AGENCY. MUTUAL FUND SHARES ARE NOT BANK DEPOSITS, NOR ARE THEY OBLIGATIONS OF, OR ISSUED, ENDORSED OR GUARANTEED BY CITY NATIONAL BANK. INVESTING IN MUTUAL FUNDS INVOLVES RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

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table of contents

THE FUND ......................................................................1

MANAGEMENT OF THE FUND ........................................................7

NON-PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS .........................9

HOW TO BUY, SELL AND EXCHANGE SHARES .........................................11

DIVIDENDS ....................................................................15

TAXES ........................................................................16

IMPORTANT TERMS TO KNOW ......................................................17

PRIOR PERFORMANCE OF PORTFOLIO MANAGERS ......................................18

PRIVACY PRINCIPLES ...........................................................20

FOR MORE INFORMATION .................................................back cover

More detailed information on all subjects covered in this prospectus is contained in the Statement of Additional Information ("SAI"). Investors seeking more in depth explanations of the Fund described herein should request the SAI and review it before purchasing shares.

This prospectus offers Class A shares of the Multi-Asset Fund (the "Fund"), a series of CNI Charter Funds. Class A shares are intended for individual investors, partnerships, corporations, and other accounts that have diversified investment needs. The Fund offers other classes of shares which are subject to the same management fees and other expenses but may be subject to different distribution fees, shareholder servicing fees and/or sales loads.

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the multi-asset fund

OUR GOAL

The Fund seeks to generate a positive total return in excess of inflation in a manner consistent with capital preservation in all market environments. The goal of the Fund can only be changed with shareholder approval.

PRINCIPAL STRATEGY

We invest in a diversified portfolio, including but not limited to direct investments in the following asset classes and investments in mutual funds and exchange-traded funds ("underlying funds") which invest in these asset classes:

o common and preferred equity securities of U.S. and foreign companies (including emerging market companies) of all industries, market capitalizations and investment characteristics,

o the following types of fixed income securities, which are not limited with respect to maturity (except that the average maturity of the Fund's portfolio of direct investments in fixed income securities typically ranges from two to seven years):

      o securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises,

      o corporate debt securities of U.S. and foreign companies (including emerging market companies) of all ratings (including below-investment grade ratings), such as bonds, notes, convertible securities, mortgage backed and asset backed instruments, corporate commercial paper, debentures, convertible and preferred securities and zero coupon obligations,

      o inflation-indexed bonds issued both by U.S. and foreign governments and corporations,

      o money market investments, such as U.S. and foreign bank certificates of deposit, fixed time deposits and bankers' acceptances,

      o repurchase agreements on fixed income instruments issued by U.S. and foreign issuers,

      o debt securities issued by U.S. states or local governments or their subdivisions, agencies, authorities and other government-sponsored enterprises, and

      o obligations of foreign governments, including governments of emerging market countries, or their subdivisions, agencies and government-sponsored enterprises, and

o options, futures contracts and swaps, which are types of derivatives, for the purpose of increasing returns or to hedge against price declines in any of the various securities or asset classes in which we may invest.

We invest in these securities and investments in proportions which reflect the judgment of City National Asset Management, Inc. ("CNAM" or the" Investment Manager") of the potential returns and risks of each asset class. The Investment Manager considers a number of factors when making these allocations, including economic conditions and monetary factors, inflation and interest rate levels and trends, investor confidence and technical stock market measures. We will purchase and sell portfolio securities based on a variety of valuation factors, including but not limited to expected return, expected risk, yield and price and earnings multiples, as well as analysis of various economic measures and statistics.

The Fund is a "fund of funds," which is a term used to describe mutual funds that pursue their investment objectives by investing all or substantial portions of their assets in other mutual funds or other types of funds. The cost of investing in the Fund will generally be higher than the cost of investing in a mutual fund that invests solely in individual stocks and bonds. By investing in the Fund, an investor will indirectly bear fees and expenses charged by the underlying funds in addition to the Fund's direct fees and expenses.


                           CNI CHARTER FUNDS | PAGE 1

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In addition, the use of a fund of funds structure could affect the timing, amount and character of distributions to the Fund's shareholders and may therefore increase the amount of taxes payable by shareholders. The underlying funds in which the Fund may invest include other funds in the CNI Charter Funds family ("affiliated" funds) as well as funds unaffiliated with CNI Charter Funds ("unaffiliated" funds).

INFORMATION ABOUT AFFILIATED UNDERLYING FUNDS

The Fund intends to invest a portion of its assets in the CNI Charter Corporate Bond Fund, CNI Charter Government Bond Fund, and CNI Charter High Yield Bond Fund, each of which is managed by the Investment Manager. Set forth below is a brief description of the investment objective and principal investment strategies for these affiliated underlying funds. A more detailed description of each of these funds' principal investment strategies and principal investment risks may be found in the prospectus for these underlying funds at www.cnicharterfunds.com.

CORPORATE BOND FUND

The Corporate Bond Fund seeks to provide current income (as the primary component of a total return intermediate duration strategy) by investing in a diversified portfolio of fixed income securities.

The Corporate Bond Fund purchases a diversified portfolio of fixed income securities, at least 80% of which consists of investment grade corporate notes, bonds and debentures that are nationally traded, including U.S. government and agency securities and corporate issues of domestic and international companies denominated in U.S. dollars. The Corporate Bond Fund may also purchase mortgage backed and asset backed instruments whose maturities and durations are consistent with an intermediate-term strategy. The Investment Manager actively manages the average duration of the portfolio in accordance with its expectations of interest rate changes as driven by economic trends. The average duration of the portfolio will typically range from two to six years. The Corporate Bond Fund will typically invest in corporate issues with a minimum credit rating from Moody's Investors Service or Standard & Poor's Corporation of Baa or BBB, mortgage backed and asset backed instruments with a minimum rating of Aa or AA and corporate commercial paper issued by issuers with a minimum credit rating of A1 or P1. The Corporate Bond Fund may retain a security after it has been downgraded below the minimum credit rating if the Investment Manager determines that it is in the best interests of the Corporate Bond Fund. The Corporate Bond Fund may also invest in the shares of money market mutual funds whose objectives are consistent with those of the Corporate Bond Fund.

GOVERNMENT BOND FUND

The Government Bond Fund seeks to provide current income (as the primary component of a total return intermediate duration strategy) by investing primarily in U.S. Government securities.

The Government Bond Fund purchases a diversified portfolio, at least 80% of which consists of U.S. Government securities either issued or guaranteed by the U.S. Government or its agencies or instrumentalities. The Government Bond Fund may also purchase mortgage backed and asset backed instruments issued by the U.S. Government or government sponsored agencies whose maturity and duration are consistent with an intermediate-term strategy. In certain cases, securities issued by government-sponsored agencies may not be guaranteed or insured by the U.S. Government.

The Investment Manager actively manages the average duration of the portfolio in accordance with its expectations of interest rate changes as driven by economic trends. The average duration of the portfolio will typically range from two to six years. The Government Bond Fund may also invest in the shares of money market mutual funds whose objectives are consistent with those of the Government Bond Fund.

HIGH YIELD BOND FUND

The High Yield Bond Fund seeks to maximize total return by investing primarily in fixed income securities rated below investment grade (i.e., "junk bonds").


                           CNI CHARTER FUNDS | PAGE 2

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The High Yield Bond Fund purchases a diversified portfolio, at least 80% of which consists of fixed income securities rated below investment grade, including corporate bonds and debentures, convertible and preferred securities and zero coupon obligations. The High Yield Bond Fund may also invest in fixed income securities rated below investment grade that are issued by governments and agencies, both U.S. and foreign, as well as in equity securities. The High Yield Bond Fund seeks to invest in securities that offer a high current yield as well as total return potential. In an effort to control risks, the High Yield Bond Fund purchases investments diversified across issuers, industries and sectors. The average maturity of the High Yield Bond Fund's investments will vary. There is no limit on the maturity or on the credit quality of any security purchased by the High Yield Bond Fund.

INFORMATION ABOUT UNAFFILIATED UNDERLYING FUNDS

The Fund also intends to invest in unaffiliated exchange-traded funds ("ETFs") and mutual funds which invest in various types of securities. Detailed descriptions of each of these funds' principal investment strategies and principal investment risks may be found in the respective prospectus for each unaffiliated underlying fund.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with any mutual fund, there are risks to investing in the Fund. We cannot guarantee that we will meet our investment goal. The Fund will expose you to risks that could cause you to lose money. Here are the principal risks to consider:

ALLOCATION -- The Fund's performance will be affected by the Investment Manager's ability to anticipate correctly the relative potential returns and risks of the asset classes in which the Fund directly or indirectly invests. For example, the Fund's relative investment performance would suffer if only a small portion of its assets were allocated to stocks during a significant stock market advance, and its absolute investment performance would suffer if a major portion of its assets were allocated to stocks during a market decline.

UNDERLYING FUNDS -- Because the Fund invests a significant portion of its assets in underlying funds, the risks associated with investing in the Fund are closely related to the risks associated with the securities and other investments held by the underlying funds. The ability of the Fund to achieve its investment objective will depend in part upon the ability of the underlying funds to achieve their investment objectives. There can be no assurance that the investment objective of any underlying fund will be achieved.

EQUITY SECURITIES -- By investing directly or indirectly in common and preferred equity securities, the Fund may expose you to a sudden decline in a holding's share price or an overall decline in the stock market. In addition, as with any fund invested in equity securities, the value of your investment will fluctuate on a day-to-day and cyclical basis with movements in the stock market, as well as in response to the activities of individual companies. In addition, individual companies may report poor results or be negatively affected by industry-wide and/or economic trends and developments. The rights of a company's common stockholders to dividends and upon liquidation of the company generally are subordinated (i.e., rank lower) than those of preferred stockholders, bondholders and other creditors of the issuer.

FIXED INCOME SECURITIES -- By investing directly or indirectly in fixed income securities, the Fund may expose you to declines in a holding's value. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, fixed income securities will decrease in value if interest rates rise and increase in value if interest rates fall, with lower rated securities more volatile than higher rated securities. The duration of these securities affects risk as well, with longer term securities generally more volatile than shorter term securities. Duration is a weighted


                           CNI CHARTER FUNDS | PAGE 3

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measure of the length of time required to receive the present value of future payments, both interest and principal, from a fixed income security.

U.S. GOVERNMENT-SPONSORED ENTITIES -- The Fund invests in securities issued or guaranteed by government-sponsored entities consisting principally of the Federal National Mortgage Association ("FNMA"), Federal Home Loan Bank ("FHLB"), Federal Home Loan Mortgage Corporation ("FHLMC"), Government National Mortgage Association ("GNMA"), and Federal Farm Credit Banks ("FFCB"), which securities may not be guaranteed or insured by the U.S. Government and may only be supported by the credit of the issuing agency. The FNMA guarantees full and timely payment of all interest and principal of its pass-through securities, and the FHLMC guarantees timely payment of interest and ultimate collection of principal of its pass-through securities, but such securities are not backed by the full faith and credit of the U.S. Government. Similarly, FHLB and FFCB securities are not backed by the U.S. Government. The principal and interest on GNMA pass-through securities are guaranteed by GNMA and backed by the full faith and credit of the U.S. Government. To meet its obligations under a guarantee, GNMA is authorized to borrow from the U.S. Treasury with no limitations as to amount.

HIGH YIELD ("JUNK") BONDS -- High yield bonds involve greater risks of default or downgrade and are more volatile than investment grade securities. High yield bonds involve a greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of high yield bonds may be more susceptible than other issuers to economic downturns, which may result in a weakened capacity of the issuer to make principal or interest payments. High yield bonds are subject to a greater risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could have a substantial adverse effect on the market value of the security. There is no lower limit on the ratings of high-yield securities that may be purchased or held by the Fund. In addition, the Fund may invest in unrated securities. Lower rated securities are speculative and may be in default.

GOVERNMENT OBLIGATIONS -- U.S. state and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities to pay interest and principal on municipal debt. Poor statewide or local economic results, changing political sentiments, legislation, policy changes or voter-based initiatives at the state or local level, erosion of the tax base or revenues of the state or one or more local governments, natural disasters, or other economic or credit problems affecting the state generally or a particular issuer may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations. Foreign government obligations are also subject to similar risks that the issuer of the obligations may be unable or unwilling to repay principal or interest when due.

FOREIGN SECURITIES -- The Fund may invest directly or indirectly (through underlying funds) in foreign securities. Foreign investments may be subject to risks that are not typically associated with investing in domestic companies. For example, such investments may be adversely affected by changes in currency rates and exchange control regulations, future political and economic developments and the possibility of seizure or nationalization of companies, or the imposition of withholding taxes on income. Foreign stock markets tend to be more volatile than the U.S. market due to economic and political instability and regulatory conditions in some countries. These foreign securities may be denominated in foreign currencies, whose value may decline against the U.S. dollar.

EMERGING MARKET SECURITIES -- The Fund's investments in foreign securities may include investments in emerging markets. Many of the risks with respect to foreign investments are more pronounced for investments in developing or emerging market countries, such as many of the countries of Asia, Latin America, Eastern Europe, Russia, Africa, and the Middle East. The economies of many of these countries are heavily dependent


                           CNI CHARTER FUNDS | PAGE 4

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upon international trade and are accordingly affected by protective trade barriers and economic conditions of their trading partners. The enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of such countries. Many of these countries may also have government exchange controls, currencies with no recognizable market value relative to the established currencies of western market economies, little or no experience in trading in securities, no financial reporting standards, a lack of a banking and securities infrastructure to handle such trading, and a legal tradition which does not recognize rights in private property.

DERIVATIVES -- A derivative security is a financial contract whose value is based on (or "derived from") a traditional security (such as a bond) or a market index. The Fund's use of derivative instruments involves risks greater than the risks associated with investing directly in the securities in which it primarily invests. Derivatives involve the risk of improper valuation, the risk of ambiguous documentation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying security. Derivatives are also subject to market risk, which is the risk that the value of the Fund's investment will fluctuate with movements in the stock market; interest rate risk, which is the risk that the value of bonds and other debt securities will fall when interest rates rise; credit risk, which is the risk that the issuers of bonds and other debt securities may not be able to make interest or principal payments; counterparty risk, which is the risk that the other party to an agreement will default; and liquidity risk, which is the risk that lack of trading volume may make it difficult to sell securities at quoted market prices. The use of a derivative is speculative if the Fund is primarily seeking to enhance return, rather than offset the risk of other positions. When the Fund invests in derivatives for speculative purposes, the Fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the cost of the derivative. Suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial. In addition, the Fund's use of derivatives may increase the taxes payable by shareholders.

FUND PERFORMANCE

Because the Fund is new, it does not have a full calendar year performance record to compare against other mutual funds or broad measures of securities market performance such as indices. Performance information will be available after the Fund has been in operation for one calendar year.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses you may pay if you buy and hold Class A shares of the Fund. You pay no sales charges or transaction fees for buying or selling Class A shares of the Fund.

ANNUAL FUND OPERATING EXPENSES
   (expenses that are deducted from Fund assets)

Management Fee*                                                        0.50%
Distribution (12b-1 Fee)                                               0.25%
Other Expenses
      Shareholder Servicing Fee                                 0.25%
      Other Fund Expenses (est.)                                0.05%
Total Other Expenses (est.)                                            0.30%
Acquired Fund Fees and
   Expenses (est.)**                                                   0.32%
-----------------------------------------------------------------------------
Total Annual Fund
   Operating Expenses***                                               1.37%

  * The "Management Fee" is an annual fee, payable monthly out of the Fund's net assets.

 ** Acquired Fund Fees and Expenses are estimated based upon an estimated allocation by the Investment Manager of the Fund's assets among various Underlying Funds and upon the estimated total annual operating expenses of the institutional class shares of these Underlying Funds. Underlying Fund Fees and Expenses will vary with changes in allocations and Underlying Fund expenses, and may be higher or lower than those shown above.

*** THE INVESTMENT MANAGER HAS VOLUNTARILY AGREED TO LIMIT ITS FEES OR REIMBURSE THE FUND FOR EXPENSES TO THE EXTENT NECESSARY TO KEEP CLASS A TOTAL ANNUAL FUND OPERATING EXPENSES FOR THE CURRENT FISCAL YEAR AT OR BELOW 2.00%. Any fee reductions or reimbursements may be repaid to the Investment Manager within three years after they occur if such repayments can be achieved within the Fund's then current expense limit, if any, for that year and if certain other conditions are satisfied.


                           CNI CHARTER FUNDS | PAGE 5

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EXAMPLE

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in Class A shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example should not be considered a representation of past or future expenses or performance. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                          1 Year          3 Years
                ---------------------------------------------
                           $139             $434
                ---------------------------------------------


                           CNI CHARTER FUNDS | PAGE 6

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management of the fund

INVESTMENT MANAGER

City National Asset Management, Inc. ("CNAM" or the "Investment Manager") provides the Fund with investment management services. CNAM's address is City National Center, 400 North Roxbury Drive, Beverly Hills, California 90210.

CNAM is a wholly owned subsidiary of City National Bank ("CNB"), a federally chartered commercial bank founded in the early 1950s. CNAM had approximately $5.2 billion in assets as of December 31, 2006. CNB is itself a wholly owned subsidiary of City National Corporation, a New York Stock Exchange listed company. CNB has provided trust and fiduciary services, including investment management services, to individuals and businesses for over 40 years. CNB currently provides investment management services to individuals, pension and profit sharing plans, endowments and foundations. As of December 31, 2006, CNB and its affiliates had approximately $48.6 billion in assets under administration, which included $27.8 billion in assets under management.

CNAM receives for its investment management services a fee at the annual rate of 0.50% of the average daily net assets of the Fund.

A discussion regarding the basis of the Board of Trustees' approval of the Fund's investment advisory agreement with CNAM will be available in the Fund's shareholder report for the period ending March 31, 2008.

PORTFOLIO MANAGERS

Barbara Bruser and William C. Miller serve as portfolio managers for the Fund.

Barbara Bruser is Senior Vice President and Director of Equities of CNAM, where she oversees equity investment policy, portfolio construction and stock selection. Ms. Bruser has been with CNB and CNAM since 2002 and has over 30 years of experience in the investment and financial industries. From 1998 to 2002, Ms. Bruser was Senior Vice President of Alternative Investment Strategies for Bank of America, and from 1993 to 1998 was Senior Vice President and Director of the Strategic Wealth Group for Wells Fargo/ First Interstate Bank. Ms. Bruser has also previously served as President and Director of Investor Relations at Security Pacific Corporation, and General Partner at RCM Capital Management. Ms. Bruser, a Chartered Financial Analyst, received a Bachelor of Arts degree in History and Comparative Literature from the University of California, Santa Barbara, and a Master's degree in Library Science from the University of Western Ontario.

William C. Miller, Jr. is Vice President and Senior Fixed Income Portfolio Manager of CNAM, where he specializes in the research, analysis, and selection of fixed income securities. Mr. Miller has been with CNB and CNAM since 2001 and has over ten years of investment management experience. From 1998 to 2001, Mr. Miller was Investment Officer with Fiduciary Trust International of California and, from 1995 to 1998, was an Associate with Pacific Investment Management Company. Mr. Miller, a Chartered Financial Analyst, holds a Bachelor's degree with a concentration in Finance from California State University, Fullerton.

ADMINISTRATOR

SEI Investments Global Funds Services (the "Administrator") serves as administrator and fund accountant to the Fund. The Administrator is located at One Freedom Valley Drive, Oaks, Pennsylvania 19456.


                           CNI CHARTER FUNDS | PAGE 7

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DISTRIBUTOR

SEI Investments Distribution Co. (the "Distributor") serves as the Fund's distributor pursuant to a distribution agreement with the Fund. The Distributor is located at One Freedom Valley Drive, Oaks, Pennsylvania 19456 and can be reached at 1-888-889-0799.

DISTRIBUTION OF FUND SHARES

The Fund has adopted a plan (the "Plan") for its Class A shares under Rule 12b-1 of the Investment Company Act of 1940, as amended. The Plan allows the Fund to pay to the Distributor distribution fees of 0.25% of average daily net assets for the sale and distribution of its Class A shares. The Distributor may pay some or all of such distribution fees to broker-dealers and other financial intermediaries (including CNB and its affiliates) as compensation for providing distribution-related services. Although the Fund does not have a front-end load, because the distribution fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

The Distributor may, from time to time in its sole discretion, institute one or more promotional incentive programs for dealers, which will be paid for by the Distributor from any distribution fees it receives or from any other source available to it. Under any such program, the Distributor may provide cash or non-cash compensation as recognition for past sales or encouragement for future sales that may include the following: merchandise, travel expenses, prizes, meals, and lodging, and gifts that do not exceed $100 per year, per individual.

SHAREHOLDER SERVICING FEES

The Fund has adopted a shareholder service plan that allows the Fund to pay fees to broker dealers and other financial intermediaries for services provided to Class A shareholders. Because these fees are paid out of the Fund's assets, over time these fees will increase the cost of your investment. Annual shareholder servicing fees under the plan are 0.25% of average daily net assets for Class A shares of the Fund, a portion or all of which may be received by CNB or its affiliates.


                           CNI CHARTER FUNDS | PAGE 8

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non-principal investment strategies and related risks

The risks of the Fund referred to below are related to investment strategies that are material but not principal strategies of the Fund. These risks are in addition to the principal risks of the Fund discussed above. See risks described with respect to the Fund under the section entitled "The Fund."

REAL ESTATE - RELATED INVESTMENTS -- The Fund intends to invest a portion of its assets directly or indirectly in securities of companies principally engaged in the real estate industry and other real estate related investments, the Fund's performance may be linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments. Investments in real estate companies may also subject the Fund to the risks associated with the direct ownership of real estate. Real estate companies are subject to legislative or regulatory changes, adverse market conditions and/or increased competition. The general performance of the real estate industry has historically been cyclical and particularly sensitive to economic downturns. Changes in prevailing real estate values and rental income, interest rates and changing demographics may affect the value of securities of issuers in the real estate industry.

COMMODITIES -- The Fund intends to invest a portion of its assets in exchange-traded notes or exchange-traded funds that are linked to commodities or commodities indexes. The Fund's direct or indirect exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or risks affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

FOREIGN CURRENCIES -- The Fund's direct or indirect investments in securities denominated in foreign currencies are subject to currency risk, which means that the value of those securities can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar. The Fund may invest in foreign currencies to hedge against the risks of variation in currency exchange rates relative to the U.S. Dollar, and the underlying funds may do so as well. Such strategies, however, involve certain transaction costs and investment risks, including dependence upon the ability of Investment Manager (or the adviser to the underlying fund) to predict movements in exchange rates. Some countries in which the Fund may directly or indirectly invest may have fixed or managed currencies that are not freely convertible at market rates into the U.S. dollar. Certain currencies may not be internationally traded. Many countries in which the Fund may invest have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuation in inflation rates may have negative effects on certain economies and securities markets. Moreover, the economies of some countries may differ favorably or unfavorably from the U.S. economy in such respects as the rate of growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments.

INFLATION-INDEXED BONDS -- Inflation-indexed bonds may react differently from other fixed income securities to changes in interest rates. Because interest rates on inflation-indexed bonds are adjusted for inflation, the values of these bonds are not materially affected by inflation expectations. Therefore, the values of inflation-indexed bonds are anticipated to change in response to changes in "real" interest rates, which represent nominal (stated) interest rates reduced by the expected impact of inflation. Generally, the value of an inflation-protected security will fall when real interest rates rise and will rise when real interest rates fall.

REPURCHASE AGREEMENTS -- Repurchase agreements are agreements under which securities are acquired from a securities dealer or bank subject


                           CNI CHARTER FUNDS | PAGE 9
to resale on an agreed upon date and at an agreed upon price which includes principal and interest. Under all repurchase agreements entered into by the Fund, the Fund's custodian or its agent must take possession of the underlying collateral. However, if the seller defaults, the Fund could realize a loss on the sale of the underlying security to the extent the proceeds of the sale are less than the resale price. In addition, even though the U.S. Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, the Fund may incur delays and costs in selling the security and may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor. The Fund may also invest in repurchase agreements collateralized by securities issued by foreign issuers, which are also subject to the "Foreign Securities" risks described below.

HEDGE FUNDS -- The Fund may invest in private investment funds ("Hedge Funds") managed by various investment managers ("Managers") that use a variety of investment strategies, including investment in other Hedge Funds. By investing in Hedge Funds indirectly through the Fund, an investor indirectly bears a portion of the asset-based fees, incentive-based allocations and other expenses borne by the Fund as an investor in Hedge Funds, in addition to the operating expenses of the Fund. The incentive-based allocations assessed by Managers and borne directly by the Fund may create an incentive for Managers to make investments that are riskier or more speculative than those that might have been made in the absence of incentive-based allocations. Because the Managers value the Hedge Funds they manage, which directly affects the amount of incentive-based allocations they receive, Managers face a conflict of interest in performing such valuations. Various risks are associated with the securities and other instruments in which Hedge Funds may invest, their investment strategies and the specialized investment techniques they may use. Hedge Funds are not registered as investment companies under the 1940 Act. Therefore, the Fund, as an investor in Hedge Funds, will not have the benefit of the protections afforded by the 1940 Act to investors in registered investment companies, such as mutual funds. To the extent the Fund invests in a Hedge Fund that allows its investors to effect withdrawals only at certain specified times, the Fund may not be able to withdraw its investment in such Hedge Fund promptly after it has made a decision to do so, which may result in a loss and adversely affect the Fund's investment return. To the extent the Fund invests in a Hedge Fund that is permitted to distribute securities in kind to investors making withdrawals, upon the Fund's withdrawal of all or a portion of its interest in such Hedge Fund the Fund may receive securities that are illiquid or difficult to value.

DEFENSIVE INVESTMENTS -- The strategies described in this prospectus are those the Fund uses under normal circumstances. At the discretion of the Investment Manager, the Fund may invest up to 100% of its assets in cash or cash equivalents for temporary defensive purposes. The Fund is not required or expected to take such a defensive posture. But if used, such a stance may help the Fund minimize or avoid losses during adverse market, economic or political conditions. During such a period, the Fund may not achieve its investment objective. For example, should the market advance during this period, the Fund may not participate as much as it would have if it had been more fully invested. Underlying funds may have similar policies.

PORTFOLIO TURNOVER -- The Investment Manager will sell a security held by the Fund when it believes it is appropriate to do so, regardless of how long the Fund has owned that security. Buying and selling securities generally involves some expense to the Fund, such as commissions paid to brokers and other transaction costs. By selling a security, the Fund may realize taxable capital gains that it will subsequently distribute to shareholders. Generally speaking, the higher the Fund's annual portfolio turnover, the greater its brokerage costs and the greater the likelihood that it will realize taxable capital gains. On the other hand, the Fund may from time to time realize commission costs in order to engage in tax minimization strategies if the result is a greater enhancement to the value of the Fund shares than the transaction cost to achieve it. Increased brokerage costs may adversely affect the Fund's performance. Also, unless you are a tax exempt investor or you purchase shares through a tax-deferred account, the distribution of capital gains may affect your after-tax return. Underlying funds may have similar policies. Annual portfolio turnover of 100% or more is considered high.


                           CNI CHARTER FUNDS | PAGE 10
how to buy, sell and exchange shares

Here are the details you should know about how to purchase, sell (sometimes called "redeem") and exchange shares:

Shares of the Fund are offered only through approved broker dealers or other financial institutions (each an "Authorized Institution"). Your Authorized Institution is responsible for maintaining your individual account records, processing your order correctly and promptly, keeping you advised regarding the status of your individual account, confirming your transactions and ensuring that you receive copies of the Fund's prospectuses. You will also generally have to address your correspondence or questions regarding the Fund to your Authorized Institution.

How and when we calculate the Fund's net asset value ("NAV") determines the price at which you will buy or sell shares. We calculate the NAV of the Fund as of the close of trading on the NYSE every day the NYSE is open. Shares may be purchased or sold on any day that the NYSE is open for business. The Fund reserves the right to open for business on days the NYSE is closed but the Federal Reserve Bank of New York is open. Shares, however, cannot be purchased or sold by Federal Reserve wire on days when either the NYSE or Federal Reserve is closed. The NYSE usually closes at 4:00 p.m. Eastern time on weekdays, except for holidays.

If your Authorized Institution receives your purchase, redemption or exchange order from you before the close of trading on the NYSE, we will price your order at that day's NAV. If your Authorized Institution receives your order after the close of trading on the NYSE, we will price your order at the next day's NAV. In some cases, however, you may have to transmit your request to your Authorized Institution by an earlier time in order for your request to be effective that day. This allows your Authorized Institution time to process your request and transmit it to the Fund before the close of trading on the NYSE.

HOW TO BUY SHARES

To purchase shares of the Fund, you should contact your Authorized Institution and follow its procedures, including acceptable methods of payment and deadlines for receipt by the Authorized Institution of your share purchase instructions. Your Authorized Institution may charge a fee for its services, in addition to the fees charged by the Fund. The Fund may reject any purchase order (generally within one business day) if it is determined that accepting the order would not be in the best interest of the Fund or its shareholders.

FOREIGN INVESTORS

The Fund does not generally accept investments by non U.S. persons. Non U.S. persons may be permitted to invest in the Fund subject to the satisfaction of enhanced due diligence.

CUSTOMER IDENTIFICATION AND VERIFICATION

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

What this means to you: when you open an account, your Authorized Institution will ask you for certain information, which includes your name, address, date of birth, and other information that will allow us to identify you. This information is subject to verification to ensure the identity of all persons opening a mutual fund account. Please contact your Authorized Institution for more information.

The Fund is required by law to reject your investment if the required identifying information is not provided.


                           CNI CHARTER FUNDS | PAGE 11

In certain instances, the Authorized Institution is required to collect documents on behalf of the Fund to fulfill their legal obligation. Documents provided in connection with your application will be used solely to establish and verify a customer's identity.

Attempts to collect missing information required on the application will be made by contacting you. If this information is not obtained within a timeframe established in the sole discretion of the Fund, your application will be rejected.

Upon receipt of your application in proper form (including receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the net asset value per share next determined after receipt of your application in proper form.

However, the Fund reserves the right to close your account at the then current day's price if it is unable to verify your identity. Attempts to verify your identity will be performed within a timeframe established in the sole discretion of the Fund. If the Fund is unable to verify your identity, the Fund reserves the right to liquidate your account at the then-current day's price and remit proceeds to you via check. The Fund reserves the further right to hold your proceeds until clearance of your original check. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

ANTI-MONEY LAUNDERING PROGRAM

Customer identification and verification is part of the Fund's overall obligation to deter money laundering under Federal law. The Fund has adopted an Anti-Money Laundering Compliance Program designed to prevent the Fund from being used for money laundering or the financing of terrorist activities. In this regard, the Fund reserves the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

HOW TO SELL SHARES

You may sell your shares only through your Authorized Institution. To sell shares of the Fund, you should contact your Authorized Institution and follow its procedures, including deadlines for receipt by the Authorized Institution of your share redemption instructions. Your Authorized Institution may charge a fee for its services, in addition to the fees charged by the Fund.

Normally, the Fund will make payment on your redemption request as promptly as possible after receiving your request, but it may take up to seven business days.

We generally pay sale (redemption) proceeds in cash. However, under conditions where cash redemptions are detrimental to the Fund and its shareholders, we reserve the right to make redemptions in readily marketable securities rather than cash ( a "redemption in kind"). It is highly unlikely that your shares would ever be redeemed in kind, but if they were, you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

The Fund may suspend your right to redeem your shares if the New York Stock Exchange (the "NYSE") or the Federal Reserve restricts trading, the SEC declares an emergency or for other reasons, as permitted by federal securities laws. Please see the SAI for a more detailed discussion.


                           CNI CHARTER FUNDS | PAGE 12

HOW TO EXCHANGE SHARES

You may exchange Class A shares of the Fund for Class A shares of any other CNI Charter Fund in which you are eligible to invest on any business day. When you exchange shares, you are really selling your shares and buying other shares, so your sale price and purchase price will be based on the price or net asset value per share ("NAV") of the relevant Fund next calculated after we receive your exchange request. To exchange shares of the Fund, you should contact your Authorized Institution.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

The Fund's Board of Trustees has adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares. The Fund discourages short term or other excessive trading (such as market timing) into and out of the Fund because such trading may harm performance by disrupting portfolio management strategies and by increasing expenses. The Fund does not accommodate frequent purchases and redemptions of Fund shares and reserves the right to reject or cancel (generally within one business day), without any prior notice, any purchase or purchase portion of any exchange order, including transactions representing excessive trading and transactions accepted by any shareholder's Authorized Institution.

SEI Investments Management Corporation (d.b.a. SEI Institutional Transfer Agency), transfer agent to the Fund (the "Transfer Agent"), has procedures in place designed to detect and prevent market timing activity. CNAM also participates in the enforcement of the Fund's market timing prevention policy by monitoring transaction activity in the Fund. CNAM and the Transfer Agent currently monitor for various patterns in trading activity in client accounts, including omnibus accounts, such as a purchase and sale of shares of the Fund (a "round trip") within 30 days, multiple round trips within several months, and four exchanges per quarter. These parameters are subject to change.

Shareholders seeking to engage in excessive trading practices may use a variety of strategies to avoid detection and, despite the efforts of the Fund to prevent excessive trading, there is no guarantee that the Fund or its transfer agents will be able to identify such shareholders or curtail their trading practices. The ability of the Fund and its agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. In addition, the Fund receives purchase, exchange and redemption orders through financial intermediaries and cannot always know or reasonably detect excessive trading which may be facilitated by these intermediaries or by their use of omnibus account arrangements. However, the Fund's distributor has received assurances from each financial intermediary which sells shares of the Fund that it has procedures in place to monitor for excessive trading.

HOW WE CALCULATE NAV

NAV for one share of a class of the Fund is the value of that share's portion of the net assets (i.e., assets less liabilities) attributable to that class of the Fund. We calculate the NAV of a class by dividing the total net value of the assets attributable to the class by the number of outstanding shares of that class. We base the value of the Fund's investments on their market values, usually the last price reported for each security before the close of the market that day. A market price may not be available for securities that trade infrequently. If market prices are unavailable or considered to be unreliable, fair value prices may be determined by the Fund's Fair Value Committee in good faith using methods approved by and under the ultimate supervision of the Board of Trustees. For instance, if trading in a security has been halted or suspended or a security has been delisted from a national exchange, a security has not been traded for an extended period of time, or a significant event with respect to a security occurs after the close of the market or exchange on which the security principally trades and before the time the Fund calculates NAV, the


                           CNI CHARTER FUNDS | PAGE 13

Fair Value Committee will determine the security's fair value. In determining the fair value of a security, the Fair Value Committee will consider CNAM's valuation recommendation and information supporting the recommendation, including factors such as the type of security, last trade price, fundamental analytical data relating to the security, forces affecting the market in which the security is purchased and sold, the price and extent of public trading in similar securities of the issuer or comparable companies, and other relevant factors. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations or fair value to price the same securities. There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the fund determines its net asset value. The NAV may vary for different share classes of the Fund. More details about how we calculate the NAV for the Fund are in the SAI.

PURCHASE AND ACCOUNT BALANCE MINIMUMS

There are no minimum purchase or minimum shareholder account balance requirements; however, you will have to comply with the purchase and account balance minimums of your Authorized Institution. The Fund may require each Authorized Institution to meet certain aggregate investment levels before it may open an account with the Fund on behalf of its customers. Contact your Authorized Institution for more information.


                           CNI CHARTER FUNDS | PAGE 14

DIVIDENDS

The Fund will declare and distribute investment income, if any, quarterly as a dividend to shareholders. The Fund makes distributions of capital gains, if any, at least annually. If you own Fund shares on the Fund's dividend record date, you will be entitled to receive the distribution. Following its fiscal year end (September 30), the Fund may make additional distributions to avoid the imposition of a tax.

We will automatically reinvest your dividends and capital gains distributions in additional full or fractional shares of the Fund, unless you instruct your Authorized Institution in writing prior to the date of the dividend or distribution of your election to receive payment in cash. Your election will be effective for all dividends and distributions paid after your Authorized Institution receives your written notice. To cancel your election, please send your Authorized Institution written notice. Proceeds from dividends or distributions will normally be wired to your Authorized Institution on the business day after dividends or distributions are credited to your account.


                           CNI CHARTER FUNDS | PAGE 15

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below, we have summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

The Fund will distribute substantially all of its net investment income and capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, unless you invest solely through a tax advantaged account such as an IRA or a 401(k) plan. Distributions you receive from the Fund may be taxable whether or not you reinvest them in the Fund. The Fund's use of a "fund of funds" structure could affect the amount, timing and character of distributions to shareholders, and may therefore increase the amount of taxes payable by shareholders. Income distributions are generally taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to capital gains. EACH SALE OR EXCHANGE OF FUND SHARES IS A TAXABLE EVENT.

Capital gains may be taxable at different rates depending upon the length of time the Fund holds its assets. We will inform you about the character of any dividends and capital gains upon payment. After the close of each calendar year, we will advise you of the tax status of distributions. Any redemption of the Fund's shares or any exchange of the Fund's shares for another Fund will be treated as a sale, and any gain on the transaction may be taxable.

You must provide your Authorized Institution with your social security or tax identification number on your account application form and specify whether or not you are subject to backup withholding. Otherwise, you may be subject to backup withholding at a rate of 28%.

If you plan to purchase shares of the Fund, check if it is planning to make a distribution in the near future. If you do not check, and you buy shares of the Fund just before a distribution, you will pay full price for the shares but receive a portion of your purchase price back as a taxable distribution. This is called "buying a dividend." Unless you hold the Fund in a tax deferred account, you will have to include the distribution in your gross income for tax purposes, even though you may have not participated in the Fund's appreciation.

More information about taxes is contained in the SAI.


                           CNI CHARTER FUNDS | PAGE 16
important terms to know

LEHMAN BROTHERS U.S. TIPS INDEX -- The Lehman Brothers U.S. TIPS Index is an unmanaged market index composed of U.S. Treasury inflation linked index securities. It is not possible to invest directly in the Index. The Index does not reflect deductions for fees, expenses or taxes.

BLENDED INDEX -- The Blended Index is a customized index composed of 60% in the S&P 500 Index and 40% in the Lehman Brothers Intermediate Government/Credit Index. The S&P 500 Index is an unmanaged market index representing a broad market-weighted average of U.S. blue-chip companies. The Lehman Brothers Intermediate Government/Credit Index is an unmanaged market index that includes treasuries, Government-related issues and corporate bonds. It is not possible to invest directly in the Blended Index. The Blended Index does not reflect deductions for fees, expenses or taxes.

CPI + 500 BASIS POINTS -- The CPI + 500 Basis Points benchmark is created by adding 5% to the annual percentage change in the Consumer Price Index ("CPI"). The CPI is an unmanaged index representing the rate of inflation of U.S. consumer prices as determined by the U.S. Department of Labor Statistics. There can be no guarantee that the CPI or other indices will reflect the exact level of inflation at any given time. It is not possible to invest directly in the CPI. The CPI does not reflect deductions for fees, expenses or taxes.


                           CNI CHARTER FUNDS | PAGE 17
prior performance of portfolio managers

The following table sets forth composite performance data relating to the historical performance of all institutional private accounts ("Institutional Accounts") managed by the Fund's portfolio managers on behalf of CNB (CNAM's parent company, by which all CNAM employees are dually employed) since the dates indicated, that have investment objectives, policies, strategies and risks substantially similar to those of the Fund. The data is provided to illustrate the past performance of the Fund's portfolio managers in managing substantially similar accounts as measured against specified market indices and does not represent the performance of the Fund. Investors should not consider this performance data as an indication of future performance of the Fund or of the Investment Manager.

The composite performance data shown below were calculated in accordance with the Global Investment Performance Standards ("GIPS")*, retroactively applied to all time periods, and are shown net of the Fund's annual fund operating expenses of 1.37% of average daily net assets. All returns presented were calculated on a total return basis and include all dividends and interest, accrued income and realized and unrealized gains and losses. All returns reflect the deduction of brokerage commissions and execution costs paid by CNB's institutional private accounts, without provision for federal or state income taxes. The composite includes all actual, fee-paying, discretionary institutional private accounts managed by CNB that have investment objectives, policies, strategies and risks substantially similar to those of the Fund. Securities transactions are accounted for on the trade date and accrual accounting is utilized. Cash and equivalents are included in accounts' returns (calculated on a time-weighted rate of return that is revalued whenever cash flows exceed $500) by asset-weighing each individual account's asset value as of the beginning of the month. Quarterly and yearly returns are calculated by geometrically linking the monthly and quarterly returns, respectively. The yearly returns are computed by geometrically linking the returns of each quarter within the calendar year.

The institutional private accounts that are included in the composite are not subject to the same types of expenses to which the Fund is subject, nor to the diversification requirements, specific tax restrictions and investment limitations imposed on the Fund by the Investment Company Act or Subchapter M of the Internal Revenue Code. Consequently, the performance results for the composite could have been adversely affected if the institutional private accounts included in the composite had been regulated as investment companies under the federal securities laws.

The investment results of the Institutional Accounts presented below reflect the application of the Fund's annual fund operating expenses to the audited returns for 2004 and 2005, and preliminary unaudited returns for 2006 and 2007. These results are not intended to predict or suggest the returns that might be experienced by the Fund or an individual investor investing in the Fund. Investors should also be aware that the use of a methodology different from that used below to calculate performance could result in different performance data.

* GIPS is a set of standards promulgated by the CFA Institute, a global non-profit membership and education organization that, among other things, has formulated a set of performance presentation standards for investment advisers. The GIPS performance presentation standards are intended to promote full and fair presentations by investment advisers of their performance results, and ensure uniformity in reporting so that performance results of investment advisers are directly comparable.


                           CNI CHARTER FUNDS | PAGE 18

HISTORICAL RETURNS
--------------------------------------------------------------------------------

Year Ending     Institutional    Lehman Brothers      Blended      CPI + 500
December 31        Accounts     U.S. TIPS Index(1)   Index(2)   Basis Points(3)
--------------------------------------------------------------------------------
   2004             12.1%              8.5%             7.8%          8.3%
--------------------------------------------------------------------------------
   2005              5.5%              2.8%             3.6%          8.4%
--------------------------------------------------------------------------------
   2006             11.2%              0.4%            11.0%          7.5%
--------------------------------------------------------------------------------

TOTAL RETURN (ANNUALIZED)
--------------------------------------------------------------------------------

                Institutional    Lehman Brothers      Blended      CPI + 500
                   Accounts     U.S. TIPS Index(1)   Index(2)   Basis Points(3)
--------------------------------------------------------------------------------
One Year(4)         11.6%              4.0%            14.5%          7.7%
--------------------------------------------------------------------------------
Two Years(4)        10.6%              1.1%             9.7%          8.5%
--------------------------------------------------------------------------------
Three Years(4)      10.2%              3.8%             8.4%          8.2%
--------------------------------------------------------------------------------

(1) Lehman Brothers U.S. TIPS Index - The Lehman Brothers U.S. TIPS Index is an unmanaged market index composed of U.S. Treasury inflation linked index securities.

(2) Blended Index - The Blended Index is a customized index composed of 60% in the S&P 500 Index and 40% in the Lehman Brothers Intermediate Government/Credit Index. The S&P 500 Index is an unmanaged market index representing a broad market-weighted average of U.S. blue-chip companies. The Lehman Brothers Intermediate Government/Credit Index is an unmanaged market index that includes treasuries, Government-related issues and corporate bonds.

(3) CPI + 500 Basis Points - The CPI + 500 Basis Points benchmark is created by adding 5% to the annual percentage change in the Consumer Price Index ("CPI"). The CPI is an unmanaged index representing the rate of inflation of U.S. consumer prices as determined by the U.S. Department of Labor Statistics. There can be no guarantee that the CPI or other indices will reflect the exact level of inflation at any given time.

(4)   For periods ending June 30, 2007.


                           CNI CHARTER FUNDS | PAGE 19

PRIVACY PRINCIPLES

CNI Charter Funds and its affiliates know our shareholders expect and rely upon us to maintain the confidentiality and privacy of all of the information about them in our possession and control. Maintaining the trust and confidence of our shareholders is our highest priority. We have adopted and published the CNI Charter Funds Statement of Privacy Principles to guide our conduct when we collect, use, maintain or release shareholder information and to assist our shareholders and others to better understand our privacy practices in general and as they apply to nonpublic personal information in particular. Certain information regarding the Fund's Privacy Principles is summarized below.

We will obey all applicable laws respecting the privacy of nonpublic personal information and will comply with the obligations of the law respecting nonpublic personal information provided to us. We collect, use and retain the information, including nonpublic personal information, about our shareholders and prospective shareholders that we believe is necessary for us to understand and better meet their financial needs and requests, to administer and maintain their accounts, to provide them with our products and services, to anticipate their future needs, to protect them and us from fraud or unauthorized transactions, and to meet legal requirements.

We may share information regarding our shareholders with our affiliates as permitted by law because some of our products and services are delivered through or in conjunction with our affiliates. We instruct our colleagues to limit the availability of all shareholder information within our organization to those colleagues responsible for servicing the needs of the shareholder and those colleagues who reasonably need such information to perform their duties and as required or permitted by law.

We do provide shareholder information, including nonpublic personal information, to our vendors and other outside service providers whom we use when appropriate or necessary to perform and enhance our shareholder services. When we provide shareholder information to anyone outside our organization, we only do so as required or permitted by law. We require all of our vendors and service providers who receive shareholder information from us to agree to maintain the information in confidence, to limit the use and dissemination of the information to the purpose for which it is provided and to abide by the law. To the extent permitted by law, we undertake to advise a shareholder of any government or other legal process served on us requiring disclosure of information about that shareholder.

Except as stated above, we limit our disclosure of nonpublic personal information to third parties to the following circumstances: (i) when requested to do so by the shareholder; (ii) when necessary, in our opinion, to effect, administer, or enforce a shareholder initiated transaction; and (iii) when required or permitted to do so by law or regulation, including authorized requests from government agencies and if we are the victim of fraud or otherwise suffer loss caused by the unlawful act of the shareholder.

A full copy of CNI Charter Funds' Statement of Privacy Principles is available at www.cnicharterfunds.com. Should you have any questions regarding the Fund's Privacy Principles, please contact your investment professional or the Fund's at 1-888-889-0799.


                          CNI CHARTER FUNDS | PAGE 20

                                         [CNI CHARTER FUNDS(SM) LOGO OMITTED](R)

[GRAPHIC OMITTED]

Class A

Multi-Asset Fund

PROSPECTUS DATED OCTOBER 1, 2007


For More Information

CNI CHARTER FUNDS

Additional information is available free of charge in the Statement of Additional Information ("SAI"). The SAI is incorporated by reference (legally considered part of this document). In the Fund's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. Additional information about the Fund's investments will be available in the Fund's Annual and Semi Annual Reports. To receive a free copy of this prospectus, the SAI, or the Annual and Semi Annual Reports (when available), please contact:

      SEI Investments Distribution Co.
      One Freedom Valley Drive
      Oaks, Pennsylvania 19456
      1-888-889-0799

or visit www.cnicharterfunds.com

Information about the Fund, including the SAI, may be reviewed and copied:

o     at the SEC's Public Reference Room in Washington, D.C. at 1 202 942 8090;

o     on the EDGAR database on the SEC's Internet site at www.sec.gov; or

o by written request (including duplication fee) to the Public Reference Section of the SEC, Washington, D.C. 20549-0102 or by electronic request at publicinfo@sec.gov.

If you have questions about the Fund, please call 1-888-889-0799 or visit www.cnicharterfunds.com.

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund's SAI.


The Funds' Investment Company Act file number: 811-07923.

                                                                 CNI-PS-014-0100

[CNI CHARTER FUNDS(SM) LOGO OMITTED](R)

PROSPECTUS DATED OCTOBER 1, 2007

Institutional Class

Multi-Asset Fund

INVESTMENT MANAGER:
City National Asset Management, Inc.
--------------------------------------------------------------------------------

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

MUTUAL FUND SHARES ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENTAL AGENCY. MUTUAL FUND SHARES ARE NOT BANK DEPOSITS, NOR ARE THEY OBLIGATIONS OF, OR ISSUED, ENDORSED OR GUARANTEED BY CITY NATIONAL BANK. INVESTING IN MUTUAL FUNDS INVOLVES RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

table of contents

THE FUND ......................................................................1

MANAGEMENT OF THE FUND ........................................................7

NON-PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS .........................9

HOW TO BUY, SELL AND EXCHANGE SHARES .........................................11

DIVIDENDS ....................................................................15

TAXES ........................................................................16

IMPORTANT TERMS TO KNOW ......................................................17

PRIOR PERFORMANCE OF PORTFOLIO MANAGERS ......................................18

PRIVACY PRINCIPLES ...........................................................20

FOR MORE INFORMATION .................................................back cover

More detailed information on all subjects covered in this prospectus is contained in the Statement of Additional Information ("SAI"). Investors seeking more in-depth explanations of the Fund described herein should request the SAI and review it before purchasing shares.

This prospectus offers Institutional Class shares of the Multi-Asset Fund (the "Fund"), a series of CNI Charter Funds. Only financial institutions and financial intermediaries may purchase Institutional Class shares for their own accounts or on behalf of their customers. The Fund offers other classes of shares which are subject to the same management fees and other expenses but may be subject to different distribution fees, shareholder servicing fees and/or sales loads.

the multi-asset fund

OUR GOAL

The Fund seeks to generate a positive total return in excess of inflation in a manner consistent with capital preservation in all market environments. The goal of the Fund can only be changed with shareholder approval.

PRINCIPAL STRATEGY

We invest in a diversified portfolio, including but not limited to direct investments in the following asset classes and investments in mutual funds and exchange-traded funds ("underlying funds") which invest in these asset classes:

o common and preferred equity securities of U.S. and foreign companies (including emerging market companies) of all industries, market capitalizations and investment characteristics,

o the following types of fixed income securities, which are not limited with respect to maturity (except that the average maturity of the Fund's portfolio of direct investments in fixed income securities typically ranges from two to seven years):

      o securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises,

      o corporate debt securities of U.S. and foreign companies (including emerging market companies) of all ratings (including below-investment grade ratings), such as bonds, notes, convertible securities, mortgage backed and asset backed instruments, corporate commercial paper, debentures, convertible and preferred securities and zero coupon obligations,

      o inflation-indexed bonds issued both by U.S. and foreign governments and corporations,

      o money market investments, such as U.S. and foreign bank certificates of deposit, fixed time deposits and bankers' acceptances,

      o repurchase agreements on fixed income instruments issued by U.S. and foreign issuers,

      o debt securities issued by U.S. states or local governments or their subdivisions, agencies, authorities and other government-sponsored enterprises, and

      o obligations of foreign governments, including governments of emerging market countries, or their subdivisions, agencies and government-sponsored enterprises, and

o options, futures contracts and swaps, which are types of derivatives, for the purpose of increasing returns or to hedge against price declines in any of the various securities or asset classes in which we may invest.

We invest in these securities and investments in proportions which reflect the judgment of City National Asset Management, Inc. ("CNAM" or the "Investment Manager") of the potential returns and risks of each asset class. The Investment Manager considers a number of factors when making these allocations, including economic conditions and monetary factors, inflation and interest rate levels and trends, investor confidence and technical stock market measures. We will purchase and sell portfolio securities based on a variety of valuation factors, including but not limited to expected return, expected risk, yield and price and earnings multiples, as well as analysis of various economic measures and statistics.

The Fund is a "fund of funds," which is a term used to describe mutual funds that pursue their investment objectives by investing all or substantial portions of their assets in other mutual funds or other types of funds. The cost of investing in the Fund will generally be higher than the cost of investing in a mutual fund that invests solely in individual stocks and bonds. By investing in the Fund, an investor will indirectly bear fees and expenses charged by the underlying funds in addition to the Fund's direct fees and expenses.


                           CNI CHARTER FUNDS | PAGE 1

In addition, the use of a fund of funds structure could affect the timing, amount and character of distributions to the Fund's shareholders and may therefore increase the amount of taxes payable by shareholders. The underlying funds in which the Fund may invest include other funds in the CNI Charter Funds family ("affiliated" funds) as well as funds unaffiliated with CNI Charter Funds ("unaffiliated" funds).

INFORMATION ABOUT AFFILIATED UNDERLYING FUNDS

The Fund intends to invest a portion of its assets in the CNI Charter Corporate Bond Fund, CNI Charter Government Bond Fund, and CNI Charter High Yield Bond Fund, each of which is managed by the Investment Manager. Set forth below is a brief description of the investment objective and principal investment strategies for these affiliated underlying funds. A more detailed description of each of these funds' principal investment strategies and principal investment risks may be found in the prospectus for these underlying funds at www.cnicharterfunds.com.

CORPORATE BOND FUND

The Corporate Bond Fund seeks to provide current income (as the primary component of a total return intermediate duration strategy) by investing in a diversified portfolio of fixed income securities.

The Corporate Bond Fund purchases a diversified portfolio of fixed income securities, at least 80% of which consists of investment grade corporate notes, bonds and debentures that are nationally traded, including U.S. government and agency securities and corporate issues of domestic and international companies denominated in U.S. dollars. The Corporate Bond Fund may also purchase mortgage backed and asset backed instruments whose maturities and durations are consistent with an intermediate-term strategy. The Investment Manager actively manages the average duration of the portfolio in accordance with its expectations of interest rate changes as driven by economic trends. The average duration of the portfolio will typically range from two to six years. The Corporate Bond Fund will typically invest in corporate issues with a minimum credit rating from Moody's Investors Service or Standard & Poor's Corporation of Baa or BBB, mortgage backed and asset backed instruments with a minimum rating of Aa or AA and corporate commercial paper issued by issuers with a minimum credit rating of A1 or P1. The Corporate Bond Fund may retain a security after it has been downgraded below the minimum credit rating if the Investment Manager determines that it is in the best interests of the Corporate Bond Fund. The Corporate Bond Fund may also invest in the shares of money market mutual funds whose objectives are consistent with those of the Corporate Bond Fund.

GOVERNMENT BOND FUND

The Government Bond Fund seeks to provide current income (as the primary component of a total return intermediate duration strategy) by investing primarily in U.S. Government securities.

The Government Bond Fund purchases a diversified portfolio, at least 80% of which consists of U.S. Government securities either issued or guaranteed by the U.S. Government or its agencies or instrumentalities. The Government Bond Fund may also purchase mortgage backed and asset backed instruments issued by the U.S. Government or government sponsored agencies whose maturity and duration are consistent with an intermediate-term strategy. In certain cases, securities issued by government-sponsored agencies may not be guaranteed or insured by the U.S. Government.

The Investment Manager actively manages the average duration of the portfolio in accordance with its expectations of interest rate changes as driven by economic trends. The average duration of the portfolio will typically range from two to six years. The Government Bond Fund may also invest in the shares of money market mutual funds whose objectives are consistent with those of the Government Bond Fund.

HIGH YIELD BOND FUND

The High Yield Bond Fund seeks to maximize total return by investing primarily in fixed income securities rated below investment grade (i.e., "junk bonds").


                           CNI CHARTER FUNDS | PAGE 2

The High Yield Bond Fund purchases a diversified portfolio, at least 80% of which consists of fixed income securities rated below investment grade, including corporate bonds and debentures, convertible and preferred securities and zero coupon obligations. The High Yield Bond Fund may also invest in fixed income securities rated below investment grade that are issued by governments and agencies, both U.S. and foreign, as well as in equity securities. The High Yield Bond Fund seeks to invest in securities that offer a high current yield as well as total return potential. In an effort to control risks, the High Yield Bond Fund purchases investments diversified across issuers, industries and sectors. The average maturity of the High Yield Bond Fund's investments will vary. There is no limit on the maturity or on the credit quality of any security purchased by the High Yield Bond Fund.

INFORMATION ABOUT UNAFFILIATED UNDERLYING FUNDS

The Fund also intends to invest in unaffiliated exchange-traded funds ("ETFs") and mutual funds which invest in various types of securities. Detailed descriptions of each of these funds' principal investment strategies and principal investment risks may be found in the respective prospectus for each unaffiliated underlying fund.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with any mutual fund, there are risks to investing in the Fund. We cannot guarantee that we will meet our investment goal. The Fund will expose you to risks that could cause you to lose money. Here are the principal risks to consider:

ALLOCATION -- The Fund's performance will be affected by the Investment Manager's ability to anticipate correctly the relative potential returns and risks of the asset classes in which the Fund directly or indirectly invests. For example, the Fund's relative investment performance would suffer if only a small portion of its assets were allocated to stocks during a significant stock market advance, and its absolute investment performance would suffer if a major portion of its assets were allocated to stocks during a market decline.

UNDERLYING FUNDS -- Because the Fund invests a significant portion of its assets in underlying funds, the risks associated with investing in the Fund are closely related to the risks associated with the securities and other investments held by the underlying funds. The ability of the Fund to achieve its investment objective will depend in part upon the ability of the underlying funds to achieve their investment objectives. There can be no assurance that the investment objective of any underlying fund will be achieved.

EQUITY SECURITIES -- By investing directly or indirectly in common and preferred equity securities, the Fund may expose you to a sudden decline in a holding's share price or an overall decline in the stock market. In addition, as with any fund invested in equity securities, the value of your investment will fluctuate on a day-to-day and cyclical basis with movements in the stock market, as well as in response to the activities of individual companies. In addition, individual companies may report poor results or be negatively affected by industry-wide and/or economic trends and developments. The rights of a company's common stockholders to dividends and upon liquidation of the company generally are subordinated (i.e., rank lower) than those of preferred stockholders, bondholders and other creditors of the issuer.

FIXED INCOME SECURITIES -- By investing directly or indirectly in fixed income securities, the Fund may expose you to declines in a holding's value. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, fixed income securities will decrease in value if interest rates rise and increase in value if interest rates fall, with lower rated securities more volatile than higher rated securities. The duration of these securities affects risk as well, with longer term securities generally more volatile than shorter term securities. Duration is a weighted


                           CNI CHARTER FUNDS | PAGE 3
measure of the length of time required to receive the present value of future payments, both interest and principal, from a fixed income security.

U.S. GOVERNMENT-SPONSORED ENTITIES -- The Fund invests in securities issued or guaranteed by government-sponsored entities consisting principally of the Federal National Mortgage Association ("FNMA"), Federal Home Loan Bank ("FHLB"), Federal Home Loan Mortgage Corporation ("FHLMC"), Government National Mortgage Association ("GNMA"), and Federal Farm Credit Banks ("FFCB"), which securities may not be guaranteed or insured by the U.S. Government and may only be supported by the credit of the issuing agency. The FNMA guarantees full and timely payment of all interest and principal of its pass-through securities, and the FHLMC guarantees timely payment of interest and ultimate collection of principal of its pass-through securities, but such securities are not backed by the full faith and credit of the U.S. Government. Similarly, FHLB and FFCB securities are not backed by the U.S. Government. The principal and interest on GNMA pass-through securities are guaranteed by GNMA and backed by the full faith and credit of the U.S. Government. To meet its obligations under a guarantee, GNMA is authorized to borrow from the U.S. Treasury with no limitations as to amount.

HIGH YIELD ("JUNK") BONDS -- High yield bonds involve greater risks of default or downgrade and are more volatile than investment grade securities. High yield bonds involve a greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of high yield bonds may be more susceptible than other issuers to economic downturns, which may result in a weakened capacity of the issuer to make principal or interest payments. High yield bonds are subject to a greater risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could have a substantial adverse effect on the market value of the security. There is no lower limit on the ratings of high-yield securities that may be purchased or held by the Fund. In addition, the Fund may invest in unrated securities. Lower rated securities are speculative and may be in default.

GOVERNMENT OBLIGATIONS -- U.S. state and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities to pay interest and principal on municipal debt. Poor statewide or local economic results, changing political sentiments, legislation, policy changes or voter-based initiatives at the state or local level, erosion of the tax base or revenues of the state or one or more local governments, natural disasters, or other economic or credit problems affecting the state generally or a particular issuer may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations. Foreign government obligations are also subject to similar risks that the issuer of the obligations may be unable or unwilling to repay principal or interest when due.

FOREIGN SECURITIES -- The Fund may invest directly or indirectly (through underlying funds) in foreign securities. Foreign investments may be subject to risks that are not typically associated with investing in domestic companies. For example, such investments may be adversely affected by changes in currency rates and exchange control regulations, future political and economic developments and the possibility of seizure or nationalization of companies, or the imposition of withholding taxes on income. Foreign stock markets tend to be more volatile than the U.S. market due to economic and political instability and regulatory conditions in some countries. These foreign securities may be denominated in foreign currencies, whose value may decline against the U.S. dollar.

EMERGING MARKET SECURITIES -- The Fund's investments in foreign securities may include investments in emerging markets. Many of the risks with respect to foreign investments are more pronounced for investments in developing or emerging market countries, such as many of the countries of Asia, Latin America, Eastern Europe, Russia, Africa, and the Middle East. The economies of many of these countries are heavily dependent


                           CNI CHARTER FUNDS | PAGE 4
upon international trade and are accordingly affected by protective trade barriers and economic conditions of their trading partners. The enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of such countries. Many of these countries may also have government exchange controls, currencies with no recognizable market value relative to the established currencies of western market economies, little or no experience in trading in securities, no financial reporting standards, a lack of a banking and securities infrastructure to handle such trading, and a legal tradition which does not recognize rights in private property.

DERIVATIVES -- A derivative security is a financial contract whose value is based on (or "derived from") a traditional security (such as a bond) or a market index. The Fund's use of derivative instruments involves risks greater than the risks associated with investing directly in the securities in which it primarily invests. Derivatives involve the risk of improper valuation, the risk of ambiguous documentation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying security. Derivatives are also subject to market risk, which is the risk that the value of the Fund's investment will fluctuate with movements in the stock market; interest rate risk, which is the risk that the value of bonds and other debt securities will fall when interest rates rise; credit risk, which is the risk that the issuers of bonds and other debt securities may not be able to make interest or principal payments; counterparty risk, which is the risk that the other party to an agreement will default; and liquidity risk, which is the risk that lack of trading volume may make it difficult to sell securities at quoted market prices. The use of a derivative is speculative if the Fund is primarily seeking to enhance return, rather than offset the risk of other positions. When the Fund invests in derivatives for speculative purposes, the Fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the cost of the derivative. Suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial. In addition, the Fund's use of derivatives may increase the taxes payable by shareholders.

FUND PERFORMANCE

Because the Fund is new, it does not have a full calendar year performance record to compare against other mutual funds or broad measures of securities market performance such as indices. Performance information will be available after the Fund has been in operation for one calendar year.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses you may pay if you buy and hold Institutional Class shares of the Fund. You pay no sales charges or transaction fees for buying or selling Institutional Class shares of the Fund.

ANNUAL FUND OPERATING EXPENSES
   (expenses that are deducted from Fund assets)
Management Fee*                                                            0.50%
Other Expenses
      Shareholder Servicing Fee                                   0.25%
      Other Fund Expenses (est.)                                  0.05%
Total Other Expenses (est.)                                                0.30%
Acquired Fund Fees and
   Expenses (est.)**                                                       0.32%
--------------------------------------------------------------------------------
Total Annual Fund Operating
   Expenses***                                                             1.12%

  * The "Management Fee" is an annual fee, payable monthly out of the Fund's net assets.

 ** Acquired Fund Fees and Expenses are estimated based upon an estimated allocation by the Investment Manager of the Fund's assets among various Underlying Funds and upon the estimated total annual operating expenses of the institutional class shares of these Underlying Funds. Underlying Fund Fees and Expenses will vary with changes in allocations and Underlying Fund expenses, and may be higher or lower than those shown above.

*** THE INVESTMENT MANAGER HAS VOLUNTARILY AGREED TO LIMIT ITS FEES OR REIMBURSE THE FUND FOR EXPENSES TO THE EXTENT NECESSARY TO KEEP INSTITUTIONAL CLASS TOTAL ANNUAL FUND OPERATING EXPENSES FOR THE CURRENT FISCAL YEAR AT OR BELOW 1.75%. Any fee reductions or reimbursements may be repaid to the Investment Manager within three years after they occur if such repayments can be achieved within the Fund's then current expense limit, if any, for that year and if certain other conditions are satisfied.


                           CNI CHARTER FUNDS | PAGE 5

EXAMPLE

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in Institutional Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example should not be considered a representation of past or future expenses or performance. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                            1 Year           3 Years
--------------------------------------------------------------------------------

                             $114              $356
--------------------------------------------------------------------------------


                           CNI CHARTER FUNDS | PAGE 6
management of the fund

INVESTMENT MANAGER

City National Asset Management, Inc. ("CNAM" or the "Investment Manager") provides the Fund with investment management services. CNAM's address is City National Center, 400 North Roxbury Drive, Beverly Hills, California 90210.

CNAM is a wholly-owned subsidiary of City National Bank ("CNB"), a federally chartered commercial bank founded in the early 1950s. CNAM had approximately $5.2 billion in assets as of December 31, 2006. CNB is itself a wholly owned subsidiary of City National Corporation, a New York Stock Exchange listed company. CNB has provided trust and fiduciary services, including investment management services, to individuals and businesses for over 40 years. CNB currently provides investment management services to individuals, pension and profit sharing plans, endowments and foundations. As of December 31, 2006, CNB and its affiliates had approximately $48.6 billion in assets under administration, which included $27.8 billion in assets under management.

CNAM receives for its investment management services a fee at the annual rate of 0.50% of the average daily net assets of the Fund.

A discussion regarding the basis of the Board of Trustees' approval of the Fund's investment advisory agreement with CNAM will be available in the Fund's shareholder report for the period ending March 31, 2008.

PORTFOLIO MANAGERS

Barbara Bruser and William C. Miller serve as portfolio managers for the Fund.

Barbara Bruser is Senior Vice President and Director of Equities of CNAM, where she oversees equity investment policy, portfolio construction and stock selection. Ms. Bruser has been with CNB and CNAM since 2002 and has over 30 years of experience in the investment and financial industries. From 1998 to 2002, Ms. Bruser was Senior Vice President of Alternative Investment Strategies for Bank of America, and from 1993 to 1998 was Senior Vice President and Director of the Strategic Wealth Group for Wells Fargo/ First Interstate Bank. Ms. Bruser has also previously served as President and Director of Investor Relations at Security Pacific Corporation, and General Partner at RCM Capital Management. Ms. Bruser, a Chartered Financial Analyst, received a Bachelor of Arts degree in History and Comparative Literature from the University of California, Santa Barbara, and a Master's degree in Library Science from the University of Western Ontario.

William C. Miller, Jr. is Vice President and Senior Fixed Income Portfolio Manager of CNAM, where he specializes in the research, analysis, and selection of fixed income securities. Mr. Miller has been with CNB and CNAM since 2001 and has over ten years of investment management experience. From 1998 to 2001, Mr. Miller was Investment Officer with Fiduciary Trust International of California and, from 1995 to 1998, was an Associate with Pacific Investment Management Company. Mr. Miller, a Chartered Financial Analyst, holds a Bachelor's degree with a concentration in Finance from California State University, Fullerton.

ADMINISTRATOR

SEI Investments Global Funds Services (the "Administrator") serves as administrator and fund accountant to the Fund. The Administrator is located at One Freedom Valley Drive, Oaks, Pennsylvania 19456.


                           CNI CHARTER FUNDS | PAGE 7

DISTRIBUTOR

SEI Investments Distribution Co. (the "Distributor") serves as the Fund's distributor pursuant to a distribution agreement with the Fund. The Distributor is located at One Freedom Valley Drive, Oaks, Pennsylvania 19456 and can be reached at 1-888-889-0799.

SHAREHOLDER SERVICING FEES

The Fund has adopted a shareholder service plan that allows the Fund to pay fees to broker-dealers and other financial intermediaries for services provided to Institutional Class shareholders. Because these fees are paid out of the Fund's assets, over time these fees will increase the cost of your investment. Annual shareholder servicing fees under the plan are 0.25% of average daily net assets for Institutional Class shares of the Fund, a portion or all of which may be received by CNB or its affiliates.


                           CNI CHARTER FUNDS | PAGE 8
non-principal investment strategies and related risks

The risks of the Fund referred to below are related to investment strategies that are material but not principal strategies of the Fund. These risks are in addition to the principal risks of the Fund discussed above. See risks described with respect to the Fund under the section entitled "The Fund."

REAL ESTATE - RELATED INVESTMENTS -- The Fund intends to invest a portion of its assets directly or indirectly in securities of companies principally engaged in the real estate industry and other real estate related investments, the Fund's performance may be linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments. Investments in real estate companies may also subject the Fund to the risks associated with the direct ownership of real estate. Real estate companies are subject to legislative or regulatory changes, adverse market conditions and/or increased competition. The general performance of the real estate industry has historically been cyclical and particularly sensitive to economic downturns. Changes in prevailing real estate values and rental income, interest rates and changing demographics may affect the value of securities of issuers in the real estate industry.

COMMODITIES -- The Fund intends to invest a portion of its assets in exchange-traded notes or exchange-traded funds that are linked to commodities or commodities indexes. The Fund's direct or indirect exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or risks affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

FOREIGN CURRENCIES -- The Fund's direct or indirect investments in securities denominated in foreign currencies are subject to currency risk, which means that the value of those securities can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar. The Fund may invest in foreign currencies to hedge against the risks of variation in currency exchange rates relative to the U.S. Dollar, and the underlying funds may do so as well. Such strategies, however, involve certain transaction costs and investment risks, including dependence upon the ability of Investment Manager (or the adviser to the underlying fund) to predict movements in exchange rates. Some countries in which the Fund may directly or indirectly invest may have fixed or managed currencies that are not freely convertible at market rates into the U.S. dollar. Certain currencies may not be internationally traded. Many countries in which the Fund may invest have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuation in inflation rates may have negative effects on certain economies and securities markets. Moreover, the economies of some countries may differ favorably or unfavorably from the U.S. economy in such respects as the rate of growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments.

INFLATION-INDEXED BONDS -- Inflation-indexed bonds may react differently from other fixed income securities to changes in interest rates. Because interest rates on inflation-indexed bonds are adjusted for inflation, the values of these bonds are not materially affected by inflation expectations. Therefore, the values of inflation-indexed bonds are anticipated to change in response to changes in "real" interest rates, which represent nominal (stated) interest rates reduced by the expected impact of inflation. Generally, the value of an inflation-protected security will fall when real interest rates rise and will rise when real interest rates fall.

REPURCHASE AGREEMENTS -- Repurchase agreements are agreements under which securities are acquired from a securities dealer or bank subject to resale on an agreed upon date and at an agreed


                           CNI CHARTER FUNDS | PAGE 9
upon price which includes principal and interest. Under all repurchase agreements entered into by the Fund, the Fund's custodian or its agent must take possession of the underlying collateral. However, if the seller defaults, the Fund could realize a loss on the sale of the underlying security to the extent the proceeds of the sale are less than the resale price. In addition, even though the U.S. Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, the Fund may incur delays and costs in selling the security and may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor. The Fund may also invest in repurchase agreements collateralized by securities issued by foreign issuers, which are also subject to the "Foreign Securities" risks described below.

HEDGE FUNDS -- The Fund may invest in private investment funds ("Hedge Funds") managed by various investment managers ("Managers") that use a variety of investment strategies, including investment in other Hedge Funds. By investing in Hedge Funds indirectly through the Fund, an investor indirectly bears a portion of the asset-based fees, incentive-based allocations and other expenses borne by the Fund as an investor in Hedge Funds, in addition to the operating expenses of the Fund. The incentive-based allocations assessed by Managers and borne directly by the Fund may create an incentive for Managers to make investments that are riskier or more speculative than those that might have been made in the absence of incentive-based allocations. Because the Managers value the Hedge Funds they manage, which directly affects the amount of incentive-based allocations they receive, Managers face a conflict of interest in performing such valuations. Various risks are associated with the securities and other instruments in which Hedge Funds may invest, their investment strategies and the specialized investment techniques they may use. Hedge Funds are not registered as investment companies under the 1940 Act. Therefore, the Fund, as an investor in Hedge Funds, will not have the benefit of the protections afforded by the 1940 Act to investors in registered investment companies, such as mutual funds. To the extent the Fund invests in a Hedge Fund that allows its investors to effect withdrawals only at certain specified times, the Fund may not be able to withdraw its investment in such Hedge Fund promptly after it has made a decision to do so, which may result in a loss and adversely affect the Fund's investment return. To the extent the Fund invests in a Hedge Fund that is permitted to distribute securities in kind to investors making withdrawals, upon the Fund's withdrawal of all or a portion of its interest in such Hedge Fund the Fund may receive securities that are illiquid or difficult to value.

DEFENSIVE INVESTMENTS -- The strategies described in this prospectus are those the Fund uses under normal circumstances. At the discretion of the Investment Manager, the Fund may invest up to 100% of its assets in cash or cash equivalents for temporary defensive purposes. The Fund is not required or expected to take such a defensive posture. But if used, such a stance may help the Fund minimize or avoid losses during adverse market, economic or political conditions. During such a period, the Fund may not achieve its investment objective. For example, should the market advance during this period, the Fund may not participate as much as it would have if it had been more fully invested. Underlying funds may have similar policies.

PORTFOLIO TURNOVER -- The Investment Manager will sell a security held by the Fund when it believes it is appropriate to do so, regardless of how long the Fund has owned that security. Buying and selling securities generally involves some expense to the Fund, such as commissions paid to brokers and other transaction costs. By selling a security, the Fund may realize taxable capital gains that it will subsequently distribute to shareholders. Generally speaking, the higher the Fund's annual portfolio turnover, the greater its brokerage costs and the greater the likelihood that it will realize taxable capital gains. On the other hand, the Fund may from time to time realize commission costs in order to engage in tax minimization strategies if the result is a greater enhancement to the value of the Fund shares than the transaction cost to achieve it. Increased brokerage costs may adversely affect the Fund's performance. Also, unless you are a tax-exempt investor or you purchase shares through a tax-deferred account, the distribution of capital gains may affect your after-tax return. Underlying funds may have similar policies. Annual portfolio turnover of 100% or more is considered high.


                           CNI CHARTER FUNDS | PAGE 10
how to buy, sell and exchange shares

Here are the details you should know about how to purchase, sell (sometimes called "redeem") and exchange shares:

Shares of the Fund are offered only through approved broker-dealers or other financial institutions (each an "Authorized Institution"). Your Authorized Institution is responsible for maintaining your individual account records, processing your order correctly and promptly, keeping you advised regarding the status of your individual account, confirming your transactions and ensuring that you receive copies of the Fund's prospectuses. You will also generally have to address your correspondence or questions regarding the Fund to your Authorized Institution.

How and when we calculate the Fund's net asset value ("NAV") determines the price at which you will buy or sell shares. We calculate the NAV of the Fund as of the close of trading on the NYSE every day the NYSE is open. Shares may be purchased or sold on any day that the NYSE is open for business. The Fund reserves the right to open for business on days the NYSE is closed but the Federal Reserve Bank of New York is open. Shares, however, cannot be purchased or sold by Federal Reserve wire on days when either the NYSE or Federal Reserve is closed. The NYSE usually closes at 4:00 p.m. Eastern time on weekdays, except for holidays.

If your Authorized Institution receives your purchase, redemption or exchange order from you before the close of trading on the NYSE, we will price your order at that day's NAV. If your Authorized Institution receives your order after the close of trading on the NYSE, we will price your order at the next day's NAV. In some cases, however, you may have to transmit your request to your Authorized Institution by an earlier time in order for your request to be effective that day. This allows your Authorized Institution time to process your request and transmit it to the Fund before the close of trading on the NYSE.

HOW TO BUY SHARES

To purchase shares of the Fund, you should contact your Authorized Institution and follow its procedures, including acceptable methods of payment and deadlines for receipt by the Authorized Institution of your share purchase instructions. Your Authorized Institution may charge a fee for its services, in addition to the fees charged by the Fund. The Fund may reject any purchase order (generally within one business day) if it is determined that accepting the order would not be in the best interest of the Fund or its shareholders.

FOREIGN INVESTORS

The Fund does not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Fund subject to the satisfaction of enhanced due diligence.

CUSTOMER IDENTIFICATION AND VERIFICATION

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

What this means to you: when you open an account, your Authorized Institution will ask you for certain information, which includes your name, address, date of birth, and other information that will allow us to identify you. This information is subject to verification to ensure the identity of all persons opening a mutual fund account. Please contact your Authorized Institution for more information.

The Fund is required by law to reject your investment if the required identifying information is not provided.

In certain instances, the Authorized Institution is required to collect documents on behalf of the Fund


                           CNI CHARTER FUNDS | PAGE 11
to fulfill their legal obligation. Documents provided in connection with your application will be used solely to establish and verify a customer's identity.

Attempts to collect missing information required on the application will be made by contacting you. If this information is not obtained within a timeframe established in the sole discretion of the Fund, your application will be rejected.

Upon receipt of your application in proper form (including receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the net asset value per share next-determined after receipt of your application in proper form.

However, the Fund reserves the right to close your account at the then-current day's price if it is unable to verify your identity. Attempts to verify your identity will be performed within a timeframe established in the sole discretion of the Fund. If the Fund is unable to verify your identity, the Fund reserves the right to liquidate your account at the then-current day's price and remit proceeds to you via check. The Fund reserves the further right to hold your proceeds until clearance of your original check. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

ANTI-MONEY LAUNDERING PROGRAM

Customer identification and verification is part of the Fund's overall obligation to deter money laundering under Federal law. The Fund has adopted an Anti-Money Laundering Compliance Program designed to prevent the Fund from being used for money laundering or the financing of terrorist activities. In this regard, the Fund reserves the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

HOW TO SELL SHARES

You may sell your shares only through your Authorized Institution. To sell shares of the Fund, you should contact your Authorized Institution and follow its procedures, including deadlines for receipt by the Authorized Institution of your share redemption instructions. Your Authorized Institution may charge a fee for its services, in addition to the fees charged by the Fund.

Normally, the Fund will make payment on your redemption request as promptly as possible after receiving your request, but it may take up to seven business days.

We generally pay sale (redemption) proceeds in cash. However, under conditions where cash redemptions are detrimental to the Fund and its shareholders, we reserve the right to make redemptions in readily marketable securities rather than cash (a "redemption in kind"). It is highly unlikely that your shares would ever be redeemed in kind, but if they were, you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

The Fund may suspend your right to redeem your shares if the New York Stock Exchange (the "NYSE") or the Federal Reserve restricts trading, the SEC declares an emergency or for other reasons, as permitted by federal securities laws. Please see the SAI for a more detailed discussion.

HOW TO EXCHANGE SHARES

You may exchange Institutional Class shares of the Fund for Institutional Class shares of any other CNI Charter Fund in which you are eligible to invest on any business day. When you exchange shares, you are really selling your shares and buying other shares, so


                           CNI CHARTER FUNDS | PAGE 12
your sale price and purchase price will be based on the price or net asset value per share ("NAV") of the relevant Fund next calculated after we receive your exchange request. To exchange shares of the Fund, you should contact your Authorized Institution.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

The Fund's Board of Trustees has adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares. The Fund discourages short-term or other excessive trading (such as market timing) into and out of the Fund because such trading may harm performance by disrupting portfolio management strategies and by increasing expenses. The Fund does not accommodate frequent purchases and redemptions of Fund shares and reserves the right to reject or cancel (generally within one business day), without any prior notice, any purchase or purchase portion of any exchange order, including transactions representing excessive trading and transactions accepted by any shareholder's Authorized Institution.

SEI Investments Management Corporation (d.b.a. SEI Institutional Transfer Agency), transfer agent to the Fund (the "Transfer Agent"), has procedures in place designed to detect and prevent market timing activity. CNAM also participates in the enforcement of the Fund's market timing prevention policy by monitoring transaction activity in the Fund. CNAM and the Transfer Agent currently monitor for various patterns in trading activity in client accounts, including omnibus accounts, such as a purchase and sale of shares of the Fund (a "round trip") within 30 days, multiple round trips within several months, and four exchanges per quarter. These parameters are subject to change.

Shareholders seeking to engage in excessive trading practices may use a variety of strategies to avoid detection and, despite the efforts of the Fund to prevent excessive trading, there is no guarantee that the Fund or its transfer agents will be able to identify such shareholders or curtail their trading practices. The ability of the Fund and its agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. In addition, the Fund receives purchase, exchange and redemption orders through financial intermediaries and cannot always know or reasonably detect excessive trading which may be facilitated by these intermediaries or by their use of omnibus account arrangements. However, the Fund's distributor has received assurances from each financial intermediary which sells shares of the Fund that it has procedures in place to monitor for excessive trading.

HOW WE CALCULATE NAV

NAV for one share of a class of the Fund is the value of that share's portion of the net assets (i.e., assets less liabilities) attributable to that class of the Fund. We calculate the NAV of a class by dividing the total net value of the assets attributable to the class by the number of outstanding shares of that class. We base the value of the Fund's investments on their market values, usually the last price reported for each security before the close of the market that day. A market price may not be available for securities that trade infrequently. If market prices are unavailable or considered to be unreliable, fair value prices may be determined by the Fund's Fair Value Committee in good faith using methods approved by and under the ultimate supervision of the Board of Trustees. For instance, if trading in a security has been halted or suspended or a security has been delisted from a national exchange, a security has not been traded for an extended period of time, or a significant event with respect to a security occurs after the close of the market or exchange on which the security principally trades and before the time the Fund calculates NAV, the Fair Value Committee will determine the security's fair value. In determining the fair value of a security, the Fair Value Committee will consider CNAM's valuation recommendation and information supporting the recommendation, including factors such as the type of security, last trade price, fundamental analytical data relating to the security, forces affecting the market in which the security is purchased and sold,


                           CNI CHARTER FUNDS | PAGE 13
the price and extent of public trading in similar securities of the issuer or comparable companies, and other relevant factors. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations or fair value to price the same securities. There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the fund determines its net asset value. The NAV may vary for different share classes of the Fund. More details about how we calculate the NAV for the Fund are in the SAI.

PURCHASE AND ACCOUNT BALANCE MINIMUMS

There are no minimum purchase or minimum shareholder account balance requirements; however, you will have to comply with the purchase and account balance minimums of your Authorized Institution. The Fund may require each Authorized Institution to meet certain aggregate investment levels before it may open an account with the Fund on behalf of its customers. Contact your Authorized Institution for more information.


                           CNI CHARTER FUNDS | PAGE 14
dividends

The Fund will declare and distribute investment income, if any, quarterly as a dividend to shareholders. The Fund makes distributions of capital gains, if any, at least annually. If you own Fund shares on the Fund's dividend record date, you will be entitled to receive the distribution. Following its fiscal year end (September 30), the Fund may make additional distributions to avoid the imposition of a tax.

We will automatically reinvest your dividends and capital gains distributions in additional full or fractional shares of the Fund, unless you instruct your Authorized Institution in writing prior to the date of the dividend or distribution of your election to receive payment in cash. Your election will be effective for all dividends and distributions paid after your Authorized Institution receives your written notice. To cancel your election, please send your Authorized Institution written notice. Proceeds from dividends or distributions will normally be wired to your Authorized Institution on the business day after dividends or distributions are credited to your account.


                           CNI CHARTER FUNDS | PAGE 15
taxes

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below, we have summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

The Fund will distribute substantially all of its net investment income and capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, unless you invest solely through a tax-advantaged account such as an IRA or a 401(k) plan. Distributions you receive from the Fund may be taxable whether or not you reinvest them in the Fund. The Fund's use of a "fund of funds" structure could affect the amount, timing and character of distributions to shareholders, and may therefore increase the amount of taxes payable by shareholders. Income distributions are generally taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to capital gains. EACH SALE OR EXCHANGE OF FUND SHARES IS A TAXABLE EVENT.

Capital gains may be taxable at different rates depending upon the length of time the Fund holds its assets. We will inform you about the character of any dividends and capital gains upon payment. After the close of each calendar year, we will advise you of the tax status of distributions. Any redemption of the Fund's shares or any exchange of the Fund's shares for another Fund will be treated as a sale, and any gain on the transaction may be taxable.

You must provide your Authorized Institution with your social security or tax identification number on your account application form and specify whether or not you are subject to backup withholding. Otherwise, you may be subject to backup withholding at a rate of 28%.

If you plan to purchase shares of the Fund, check if it is planning to make a distribution in the near future. If you do not check, and you buy shares of the Fund just before a distribution, you will pay full price for the shares but receive a portion of your purchase price back as a taxable distribution. This is called "buying a dividend." Unless you hold the Fund in a tax-deferred account, you will have to include the distribution in your gross income for tax purposes, even though you may have not participated in the Fund's appreciation.

More information about taxes is contained in the SAI.


                           CNI CHARTER FUNDS | PAGE 16
important terms to know

LEHMAN BROTHERS U.S.TIPS INDEX -- The Lehman Brothers U.S. TIPS Index is an unmanaged market index composed of U.S. Treasury inflation linked index securities. It is not possible to invest directly in the Index. The Index does not reflect deductions for fees, expenses or taxes.

BLENDED INDEX -- The Blended Index is a customized index composed of 60% in the S&P 500 Index and 40% in the Lehman Brothers Intermediate Government/Credit Index. The S&P 500 Index is an unmanaged market index representing a broad market-weighted average of U.S. blue-chip companies. The Lehman Brothers Intermediate Government/Credit Index is an unmanaged market index that includes treasuries, Government-related issues and corporate bonds. It is not possible to invest directly in the Blended Index. The Blended Index does not reflect deductions for fees, expenses or taxes.

CPI + 500 BASIS POINTS -- The CPI + 500 Basis Points benchmark is created by adding 5% to the annual percentage change in the Consumer Price Index ("CPI"). The CPI is an unmanaged index representing the rate of inflation of U.S. consumer prices as determined by the U.S. Department of Labor Statistics. There can be no guarantee that the CPI or other indices will reflect the exact level of inflation at any given time. It is not possible to invest directly in the CPI. The CPI does not reflect deductions for fees, expenses or taxes.


                           CNI CHARTER FUNDS | PAGE 17
prior performance of portfolio managers

The following table sets forth composite performance data relating to the historical performance of all institutional private accounts ("Institutional Accounts") managed by the Fund's portfolio managers on behalf of CNB (CNAM's parent company, by which all CNAM employees are dually employed) since the dates indicated, that have investment objectives, policies, strategies and risks substantially similar to those of the Fund. The data is provided to illustrate the past performance of the Fund's portfolio managers in managing substantially similar accounts as measured against specified market indices and does not represent the performance of the Fund. Investors should not consider this performance data as an indication of future performance of the Fund or of the Investment Manager.

The composite performance data shown below were calculated in accordance with the Global Investment Performance Standards ("GIPS")*, retroactively applied to all time periods, and are shown net of the Fund's annual fund operating expenses of 1.12% of average daily net assets. All returns presented were calculated on a total return basis and include all dividends and interest, accrued income and realized and unrealized gains and losses. All returns reflect the deduction of brokerage commissions and execution costs paid by CNB's institutional private accounts, without provision for federal or state income taxes. The composite includes all actual, fee-paying, discretionary institutional private accounts managed by CNB that have investment objectives, policies, strategies and risks substantially similar to those of the Fund. Securities transactions are accounted for on the trade date and accrual accounting is utilized. Cash and equivalents are included in accounts' returns (calculated on a time-weighted rate of return that is revalued whenever cash flows exceed $500) by asset-weighing each individual account's asset value as of the beginning of the month. Quarterly and yearly returns are calculated by geometrically linking the monthly and quarterly returns, respectively. The yearly returns are computed by geometrically linking the returns of each quarter within the calendar year.

The institutional private accounts that are included in the composite are not subject to the same types of expenses to which the Fund is subject, nor to the diversification requirements, specific tax restrictions and investment limitations imposed on the Fund by the Investment Company Act or Subchapter M of the Internal Revenue Code. Consequently, the performance results for the composite could have been adversely affected if the institutional private accounts included in the composite had been regulated as investment companies under the federal securities laws.

The investment results of the Institutional Accounts presented below reflect the application of the Fund's annual fund operating expenses to the audited returns for 2004 and 2005, and preliminary unaudited returns for 2006 and 2007. These results are not intended to predict or suggest the returns that might be experienced by the Fund or an individual investor investing in the Fund. Investors should also be aware that the use of a methodology different from that used below to calculate performance could result in different performance data.

* GIPS is a set of standards promulgated by the CFA Institute, a global nonprofit membership and education organization that, among other things, has formulated a set of performance presentation standards for investment advisers. The GIPS performance presentation standards are intended to promote full and fair presentations by investment advisers of their performance results, and ensure uniformity in reporting so that performance results of investment advisers are directly comparable.


                           CNI CHARTER FUNDS | PAGE 18

HISTORICAL RETURNS
--------------------------------------------------------------------------------

Year Ending     Institutional     Lehman Brothers    Blended       CPI + 500
December 31       Accounts      U.S. TIPS Index(1)   Index(2)   Basis Points(3)
--------------------------------------------------------------------------------
    2004            12.3%              8.5%             7.8%          8.3%
--------------------------------------------------------------------------------
    2005             5.8%              2.8%             3.6%          8.4%
--------------------------------------------------------------------------------
    2006            11.4%              0.4%            11.0%          7.5%
--------------------------------------------------------------------------------

TOTAL RETURN (ANNUALIZED)
--------------------------------------------------------------------------------

                Institutional     Lehman Brothers     Blended      CPI + 500
                  Accounts      U.S. TIPS Index(1)   Index(2)   Basis Points(3)
--------------------------------------------------------------------------------
One Year(4)         11.9%              4.0%            14.5%          7.7%
--------------------------------------------------------------------------------
Two Years(4)        10.9%              1.1%             9.7%          8.5%
--------------------------------------------------------------------------------
Three Years(4)      10.5%              3.8%             8.4%          8.2%
--------------------------------------------------------------------------------

(1) Lehman Brothers U.S.TIPS Index - The Lehman Brothers U.S. TIPS Index is an unmanaged market index composed of U.S. Treasury inflation linked index securities.

(2) Blended Index - The Blended Index is a customized index composed of 60% in the S&P 500 Index and 40% in the Lehman Brothers Intermediate Government/Credit Index. The S&P 500 Index is an unmanaged market index representing a broad market-weighted average of U.S. blue-chip companies. The Lehman Brothers Intermediate Government/Credit Index is an unmanaged market index that includes treasuries, Government-related issues and corporate bonds.

(3) CPI + 500 Basis Points - The CPI + 500 Basis Points benchmark is created by adding 5% to the annual percentage change in the Consumer Price Index ("CPI"). The CPI is an unmanaged index representing the rate of inflation of U.S. consumer prices as determined by the U.S. Department of Labor Statistics. There can be no guarantee that the CPI or other indices will reflect the exact level of inflation at any given time.

(4)   For periods ending June 30, 2007.


                           CNI CHARTER FUNDS | PAGE 19
privacy principles

CNI Charter Funds and its affiliates know our shareholders expect and rely upon us to maintain the confidentiality and privacy of all of the information about them in our possession and control. Maintaining the trust and confidence of our shareholders is our highest priority. We have adopted and published the CNI Charter Funds Statement of Privacy Principles to guide our conduct when we collect, use, maintain or release shareholder information and to assist our shareholders and others to better understand our privacy practices in general and as they apply to nonpublic personal information in particular. Certain information regarding the Fund's Privacy Principles is summarized below.

We will obey all applicable laws respecting the privacy of nonpublic personal information and will comply with the obligations of the law respecting nonpublic personal information provided to us. We collect, use and retain the information, including nonpublic personal information, about our shareholders and prospective shareholders that we believe is necessary for us to understand and better meet their financial needs and requests, to administer and maintain their accounts, to provide them with our products and services, to anticipate their future needs, to protect them and us from fraud or unauthorized transactions, and to meet legal requirements.

We may share information regarding our shareholders with our affiliates as permitted by law because some of our products and services are delivered through or in conjunction with our affiliates. We instruct our colleagues to limit the availability of all shareholder information within our organization to those colleagues responsible for servicing the needs of the shareholder and those colleagues who reasonably need such information to perform their duties and as required or permitted by law.

We do provide shareholder information, including nonpublic personal information, to our vendors and other outside service providers whom we use when appropriate or necessary to perform and enhance our shareholder services. When we provide shareholder information to anyone outside our organization, we only do so as required or permitted by law. We require all of our vendors and service providers who receive shareholder information from us to agree to maintain the information in confidence, to limit the use and dissemination of the information to the purpose for which it is provided and to abide by the law. To the extent permitted by law, we undertake to advise a shareholder of any government or other legal process served on us requiring disclosure of information about that shareholder.

Except as stated above, we limit our disclosure of nonpublic personal information to third parties to the following circumstances: (i) when requested to do so by the shareholder; (ii) when necessary, in our opinion, to effect, administer, or enforce a shareholder initiated transaction; and (iii) when required or permitted to do so by law or regulation, including authorized requests from government agencies and if we are the victim of fraud or otherwise suffer loss caused by the unlawful act of the shareholder.

A full copy of CNI Charter Funds' Statement of Privacy Principles is available at www.cnicharterfunds.com. Should you have any questions regarding the Fund's Privacy Principles, please contact your investment professional or the Fund's at 1-888-889-0799.


                          CNI CHARTER FUNDS | PAGE 20

[CNI CHARTER FUNDS(SM) LOGO OMITTED](R)

[GRAPHIC OMITTED]

Institutional Class

Multi-Asset Fund

PROSPECTUS DATED OCTOBER 1, 2007


For More Information

CNI CHARTER FUNDS

Additional information is available free of charge in the Statement of Additional Information ("SAI"). The SAI is incorporated by reference (legally considered part of this document). In the Fund's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. Additional information about the Fund's investments will be available in the Fund's Annual and Semi-Annual Reports. To receive a free copy of this prospectus, the SAI, or the Annual and Semi-Annual Reports (when available), please contact:

            SEI Investments Distribution Co.
            One Freedom Valley Drive
            Oaks, Pennsylvania 19456
            1-888-889-0799

or visit www.cnicharterfunds.com

Information about the Fund, including the SAI, may be reviewed and copied:

o     at the SEC's Public Reference Room in Washington, D.C. at 1-202-942-8090;

o     on the EDGAR database on the SEC's Internet site at www.sec.gov; or

o by written request (including duplication fee) to the Public Reference Section of the SEC, Washington, D.C. 20549-6009 or by electronic request at publicinfo@sec.gov.

If you have questions about the Fund, please call 1-888-889-0799 or visit www.cnicharterfunds.com.

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund's SAI.


The Funds' Investment Company Act file number: 811-07923.

                                                                 CNI-PS-013-0100